Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of changes in capitalized costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	2024	2023
Property plant and equipment
Opening Balance	1,512	1,876
Additions	338	505
Write-offs	(27)	(8)
Transfers	(3)	(1,000)
Translation adjustment	(345)	139
Closing Balance	1,475	1,512
Intangible assets
Opening Balance	2,313	2,406
Additions	20	147
Write-offs	(19)	(41)
Transfers	−	(16)
Losses on exploration expenditures written off	(224)	(364)
Translation adjustment	(481)	181
Closing Balance	1,609	2,313
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,084	3,825
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs

	2024	2023	2022
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(412)	(566)	(358)
Exploration expenditures written off (includes dry wells and signature bonuses (1)	(482)	(421)	(248)
Contractual penalties on local content requirements	(5)	12	(47)
Other exploration expenses	(14)	(7)	(34)
Total expenses	(913)	(982)	(687)
Cash used in:
Operating activities	426	573	393
Investment activities	582	672	555
Total cash used	1,008	1,245	948
(1) It includes amounts relating to economic unfeasibility of exploratory blocks (note 25).

Schedule of aging of capitalized exploratory well costs

Aging of capitalized exploratory well costs (1)	2024	2023
Exploratory well costs capitalized for a period of one year	311	211
Exploratory well costs capitalized for a period greater than one year	1,164	1,301
Total capitalized exploratory well costs	1,475	1,512
Number of projects relating to exploratory well costs capitalized for a period greater than one year	18	17

Schedule of exploratory well costs

	Capitalized costs (2024)	Number of wells
2023	76	2
2022	209	3
2021	73	2
2020	17	1
2019 and previous years	789	14
Exploratory well costs that have been capitalized for a period greater than one year	1,164	22
(1) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.